Statements of Net Assets Available for Benefits - EBP 039 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments, at fair value	$ 163,563,000	$ 120,649,724
Contributions receivable:
Participants'	255,068	170,299
Employer's	141,126	89,769
Notes receivable from participants	7,253,087	5,868,166
Net assets available for benefits	$ 171,212,281	$ 126,777,958